GMO U.S. CORE EQUITY FUND
GMO U.S. CORE EQUITY FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO U.S. CORE EQUITY FUND Class M, GMO U.S. Core Equity Fund
Management fee		0.31%
Distribution (12b-1) fee		0.25%
Other expenses		0.03%
Administration fee		0.20%
Total annual operating expenses		0.79%
Expense reimbursement	[1]	(0.03%)
Total annual operating expenses after expense reimbursement		0.76%
[1]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years	5 Years	10 Years
GMO U.S. CORE EQUITY FUND Class M, GMO U.S. Core Equity Fund	Class M	78	[1]	249	436	975
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 96% of the average value of its portfolio.
Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class M Shares Years Ending December 31	[1]

Highest Quarter: 16.57% (2Q2003) Lowest Quarter: -16.46% (4Q2008) Year-to-Date (as of 3/31/11): 4.23%
Average Annual Total Returns Periods Ending December 31, 2010	[1]
Average Annual Total Returns GMO U.S. CORE EQUITY FUND Class M, GMO U.S. Core Equity Fund	Column	Label	Index No Deduction For Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Incept.	Inception Date
Return Before Taxes	Class M	Return Before Taxes		8.58%	0.18%		1.89%	Apr. 15, 2002
Return After Taxes on Distributions	Class M	Return After Taxes on Distributions		8.36%	(0.53%)		1.34%	Apr. 15, 2002
Return After Taxes on Distributions and Sale of Fund Shares	Class M	Return After Taxes on Distributions and Sale of Fund Shares		5.84%	0.07%		1.54%	Apr. 15, 2002
S&P 500 Index	Class M	S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%		3.54%	Apr. 15, 2002

GMO U.S. GROWTH FUND
GMO U.S. GROWTH FUND
Investment objective
Long-term capital growth.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO U.S. GROWTH FUND Class M, GMO U.S. Growth Fund
Management fee		0.31%
Distribution (12b-1) fee		0.25%
Other expenses	[1]	4.82%
Administration fee		0.20%
Total annual operating expenses		5.58%
Expense reimbursement	[2]	(4.81%)
Total annual operating expenses after expense reimbursement		0.77%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years	5 Years	10 Years
GMO U.S. GROWTH FUND Class M, GMO U.S. Growth Fund	Class M	79	[1]	1,235	2,378	5,178
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.
Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class M Shares Years Ending December 31	[2]

Highest Quarter: 14.98% (2Q2003) Lowest Quarter: -16.89% (4Q2008) Year-to-Date (as of 3/31/11): 4.73%
Average Annual Total Returns Periods Ending December 31, 2010	[2]
Average Annual Total Returns GMO U.S. GROWTH FUND Class M, GMO U.S. Growth Fund	Column	Label	Index No Deduction For Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Incept.	Inception Date
Return Before Taxes	Class M	Return Before Taxes		13.54%	0.99%		4.24%	Sep. 11, 2002
Return After Taxes on Distributions	Class M	Return After Taxes on Distributions		13.40%	0.62%		3.65%	Sep. 11, 2002
Return After Taxes on Distributions and Sale of Fund Shares	Class M	Return After Taxes on Distributions and Sale of Fund Shares		8.97%	0.82%		3.53%	Sep. 11, 2002
Russell 1000 Growth Index	Class M	Russell 1000 Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%		6.43%	Sep. 11, 2002

GMO INTERNATIONAL INTRINSIC VALUE FUND
GMO INTERNATIONAL INTRINSIC VALUE FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO INTERNATIONAL INTRINSIC VALUE FUND Class M, GMO International Intrinsic Value Fund
Management fee		0.50%
Distribution (12b-1) fee		0.25%
Other expenses		0.05%
Administration fee		0.20%
Total annual operating expenses		1.00%
Expense reimbursement	[1]	(0.05%)
Total annual operating expenses after expense reimbursement		0.95%
[1]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years	5 Years	10 Years
GMO INTERNATIONAL INTRINSIC VALUE FUND Class M, GMO International Intrinsic Value Fund	Class M	97	[1]	313	548	1,220
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.
Principal investment strategies

The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

• Management and Operational Risk – The Fund relies on GMO's ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. The Fund's portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk – The Fund's use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Fund's), the Fund is subject to the risk that these shareholders will disrupt the Funds operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class M Shares Years Ending December 31

Highest Quarter: 22.37% (2Q2009) Lowest Quarter: -18.21% (3Q2008) Year-to-Date (as of 3/31/11): 4.13%
Average Annual Total Returns Periods Ending December 31, 2010
Average Annual Total Returns GMO INTERNATIONAL INTRINSIC VALUE FUND Class M, GMO International Intrinsic Value Fund	Column	Label	Index No Deduction For Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Incept.	Inception Date
Return Before Taxes	Class M	Return Before Taxes		7.28%	1.18%		7.66%	Oct. 02, 2003
Return After Taxes on Distributions	Class M	Return After Taxes on Distributions		7.31%	(0.02%)		6.59%	Oct. 02, 2003
Return After Taxes on Distributions and Sale of Fund Shares	Class M	Return After Taxes on Distributions and Sale of Fund Shares		5.18%	1.12%		6.80%	Oct. 02, 2003
MSCI EAFE Value Index (Fund benchmark)	Class M	MSCI EAFE Value Index (Fund benchmark)	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%		7.92%	Oct. 02, 2003
MSCI EAFE Index	Class M	MSCI EAFE Index	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%		8.06%	Oct. 02, 2003

GMO FOREIGN FUND
GMO FOREIGN FUND
Investment objective
Total return in excess of its benchmark, the MSCI EAFE Index.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO FOREIGN FUND Class M, GMO Foreign Fund
Management fee		0.60%
Distribution (12b-1) fee		0.25%
Other expenses		0.06%
Administration fee		0.20%
Total annual operating expenses		1.11%
Expense reimbursement	[1]	(0.06%)
Total annual operating expenses after expense reimbursement		1.05%
[1]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years	5 Years	10 Years
GMO FOREIGN FUND Class M, GMO Foreign Fund	Class M	107	[1]	347	606	1,346
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.
Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

• Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

• Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class M Shares Years Ending December 31

Highest Quarter: 21.55% (2Q2009) Lowest Quarter: -19.19% (3Q2008) Year-to-Date (as of 3/31/11): 3.87%
Average Annual Total Returns Periods Ending December 31, 2010
Average Annual Total Returns GMO FOREIGN FUND Class M, GMO Foreign Fund	Column	Label	Index No Deduction For Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Incept.	Inception Date
Return Before Taxes	Class M	Return Before Taxes		4.47%	1.30%		7.93%	Jan. 25, 2002
Return After Taxes on Distributions	Class M	Return After Taxes on Distributions		4.33%	0.37%		7.09%	Jan. 25, 2002
Return After Taxes on Distributions and Sale of Fund Shares	Class M	Return After Taxes on Distributions and Sale of Fund Shares		3.36%	1.22%		7.00%	Jan. 25, 2002
MSCI EAFE Index	Class M	MSCI EAFE Index	(returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%		7.31%	Jan. 25, 2002

GMO EMERGING COUNTRIES FUND
GMO EMERGING COUNTRIES FUND
Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO EMERGING COUNTRIES FUND Class M, GMO Emerging Countries Fund
Management fee		0.65%
Distribution (12b-1) fee		0.25%
Other expenses		0.50%
Administration fee		0.20%
Acquired fund fees and expenses (underlying fund expenses)	[1]	0.02%
Total annual operating expenses		1.62%
Expense reimbursement	[2]	(0.15%)
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)		1.47%
[1]	These indirect expenses include commission fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and 0.01%, respectively.
[2]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 1.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include administration fees, distribution (12b-1) fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years	5 Years	10 Years
GMO EMERGING COUNTRIES FUND Class M, GMO Emerging Countries Fund	Class M	150	[1]	496	867	1,909
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 124% of the average value of its portfolio.
Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

• Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

• Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

• Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class M Shares Years Ending December 31

Highest Quarter: 31.00% (2Q2009) Lowest Quarter: -31.47% (4Q2008) Year-to-Date (as of 3/31/11): 4.61%
Average Annual Total Returns Periods Ending December 31, 2010
Average Annual Total Returns GMO EMERGING COUNTRIES FUND Class M, GMO Emerging Countries Fund	Column	Label	Index No Deduction For Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Incept.	Inception Date
Return Before Taxes	Class M	Return Before Taxes		20.01%	9.91%		17.77%	Jul. 09, 2002
Return After Taxes on Distributions	Class M	Return After Taxes on Distributions		20.17%	7.06%		15.17%	Jul. 09, 2002
Return After Taxes on Distributions and Sale of Fund Shares	Class M	Return After Taxes on Distributions and Sale of Fund Shares		13.54%	8.19%		15.37%	Jul. 09, 2002
S&P/IFCI Composite Index	Class M	S&P/IFCI Composite Index	(reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%		19.82%	Jul. 09, 2002

[1]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of the Fund).
[2]	The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund's annual operating expenses (0.02% higher than those of the Fund).